Other Payables and Accrued Expenses	12 Months Ended
Jun. 30, 2021
Disclosure Text Block Supplement [Abstract]
OTHER PAYABLES AND ACCRUED EXPENSES
12.	OTHER PAYABLES AND ACCRUED EXPENSES

Components of other payables and accrued expenses are as follows:

	As of June 30,
	2020	2021	2021
	RMB	RMB	US$

Payroll payable	10,781	16,246	2,517
Value-added tax recoverable	(1,509)	(3,696)	(572)
Employee’s individual income tax	946	1,268	196
Other miscellaneous taxes	34	60	9
Accrued expenses	4,899	4,781	740
Others	604	465	72
Other payables and accrued expenses	15,755	19,124	2,962

Accrued expenses mainly consisted of accrued marketing and sales promotion expenses for activities on publicly raised fund products.

Entities that are VAT general taxpayers are allowed to offset qualified input VAT paid to suppliers against their output VAT liabilities. Net VAT balance between input VAT and output VAT is recorded as VAT payable if output VAT is larger than input VAT and is recorded as VAT recoverable if input VAT is larger than output VAT.